                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust
                      (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                             (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS  July 31, 2005 (unaudited)

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE                  VALUE
  ---------                                                                       ----         ----                  -----

              TAX - EXEMPT MUNICIPAL BONDS (141.8%)
              General Obligation  (14.8%)
     $3,000   Los Angeles, California, Ser 2004 A (MBIA)                          5.00%        09/01/24           $3,187,830
              District of Columbia,
      5,000       Refg Ser 1993 B (Ambac)                                          5.50        06/01/09            5,403,650
      6,000       Refg Ser 1993 B (FSA)                                            5.50        06/01/10            6,541,020
              Aurora West School District 129, Illinois,
      1,000       Ser 2002 A (FGIC)                                                5.75        02/01/20            1,117,570
      2,000       Ser 2002 A (FGIC)                                                5.75        02/01/21            2,235,140
     15,000   Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)          5.50        01/01/36           16,284,300
      3,000   Massachusetts, Refg 2003 Ser D (Ambac)                               5.50        10/01/19            3,481,260
              Pennsylvania,
      1,495       First Ser 2003 RITES PA - 1112 A (MBIA)                         6.997[+/+]   01/01/18            1,719,624
      2,055       First Ser 2003 RITES PA - 1112 B (MBIA)                         6.997[+/+]   01/01/19            2,442,141
      4,000   Houston, Texas, Public Impr & Refg Ser  2001 B (FSA)                 5.50        03/01/17            4,378,320
      3,000   King County, Washington, Refg Ser B (MBIA)                           5.25        01/01/34            3,149,130
      2,500   Spokane School District #81, Washington, Ser 2005 (MBIA)            0.00#        12/01/23            2,195,100
      -----                                                                                                        ---------
     48,050                                                                                                       52,135,085
     ------                                                                                                       ----------

              Educational Facilities Revenue (7.6%)
      2,500   University of Arizona COPs 2003 Ser B (Ambac)                        5.00        06/01/23            2,633,125
              University of California,
      2,000       Ser 2003 B (Ambac)                                               5.00        05/15/22            2,129,380
      2,000       Multiple Purpose Ser Q (FSA)                                     5.00        09/01/31            2,096,780
      3,000   District of Columbia, American Association for the Advancement of
                  Science Ser 1997 (Ambac)                                        5.125        01/01/27            3,146,850
      4,000   Massachusetts Development Finance Agency, Boston
                  University Ser T-1 (Ambac)                                       5.00        10/01/39            4,199,240
      4,000   New Hampshire Health & Education Facilities Authority, University
                  of New Hampshire Ser 2001 (Ambac)                               5.125        07/01/33            4,200,280
      5,000   New Jersey Educational Facilities Authority, Higher Education
                  Ser 2002 A (Ambac)++                                             5.25        09/01/21            5,440,200
      3,000   University of North Carolina at Wilmington, Student Housing
      -----       Ser 2005 COPs (FGIC)                                             5.00        06/01/36            3,145,260
                                                                                                                   ---------
     25,500                                                                                                       26,991,115
     ------                                                                                                       ----------

              Electric Revenue  (20.2%)
     10,000   California Department of Water Resources, Power Supply
                  Ser 2002 A (Ambac)                                              5.375        05/01/18           11,010,100
      4,000   Lafayette, Louisiana, Utilities Ser 2004 (MBIA)                      5.25        11/01/25            4,355,880
      5,000   Nebraska Public Power District, 2003 Ser A (Ambac)                   5.00        01/01/35            5,237,850
      3,000   Long Island Power Authority, New York, Refg Ser 2003 C (FSA)         5.00        09/01/28            3,159,900
      6,000   North Carolina Municipal Power Agency #1, Catawba
                  Ser 2003 A (MBIA)                                                5.25        01/01/19            6,533,580
     10,000   South Carolina Public Service Authority, Ser 2003 A (Ambac)          5.00        01/01/27           10,530,600
              Lower Colorado River Authority, Texas,
     10,000       Refg Ser 1999 A (FSA)                                           5.875        05/15/16           11,001,000
      5,000       Refg Ser 2001 (FSA)                                              5.00        05/15/26            5,181,400
      8,800       Refg Ser 2002 (MBIA)                                             5.00        05/15/31            9,159,392
      5,000   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                   5.00        07/01/21            5,335,750
      -----                                                                                                        ---------
     66,800                                                                                                       71,505,452
     ------                                                                                                       ----------

              Hospital Revenue  (7.0%)
      5,000   Mesa Industrial Development Authority, Arizona, Discovery Health
                   Ser 1999 A (MBIA)                                              5.875        01/01/16            5,580,900
      2,000   Illinois Finance Authority, Swedish American Hospital
                  Ser 2004 (Ambac)                                                 5.00        11/15/31            2,087,500
      2,000   Indiana Health Facilities Financing Authority, Community Health
                  Ser 2005 A (Ambac)                                               5.00        05/01/35            2,099,080

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE                  VALUE
  ---------                                                                       ----         ----                  -----

      1,000   Minneapolis Health Care Systems, Minnesota, Fairview Health
                  2005 Ser D (Ambac)                                               5.00        11/15/30           1,058,520
      2,000   Missouri Health & Educational Facilities Authority, SSM Health Care
                  Ser 1998 A (MBIA)                                                5.00        06/01/22           2,089,040
      1,000   University of Medicine and Dentistry, New Jersey,
                  Ser 2004 COPs (MBIA)                                             5.00        06/15/29           1,052,290
      1,500   Medical University Hospital Authority, South Carolina, FHA Insured
                  Mtge Refg Ser 2004 A (MBIA)                                      5.25        02/15/25           1,617,480
              Amarillo Health Facilities Corporation, Texas,
      3,020       Baptist St Anthony's Hospital Ser 1998 (FSA)                     5.50        01/01/16           3,363,374
      5,075       Baptist St Anthony's Hospital Ser 1998 (FSA)                     5.50        01/01/17           5,670,957
      -----                                                                                                       ---------
     22,595                                                                                                      24,619,141
     ------                                                                                                      ----------

              Industrial Development/Pollution Control Revenue  (10.4%)
      6,000   Golden State Tobacco Securitization Corp, California, Enhanced
                  Asset Backed Ser 2005 A (FGIC) (WI)                              5.00        06/01/38           6,296,880
      7,500   Adams County, Colorado, Public Service Co of Colorado
                  Refg 1993 Ser A (MBIA)                                          5.875        04/01/14           7,557,825
      5,000   Hawaii Department of Budget and Finance, Hawaiian Electric Co
                  Ser 1999 C (AMT) (Ambac)                                         6.20        11/01/29           5,558,650
     12,000   Indiana Development Finance Authority, PSI Energy Inc
                  Ser 1993 B (AMT) (MBIA)                                          5.75        02/15/28          12,030,240
      3,000   New York State Energy Research & Development Authority,
                  Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA)                   8.664[+/+]   07/08/26           3,055,290
      2,000   Delaware County Industrial Development Authority, Aqua Inc
      -----       Ser A                                                            5.00        11/01/37           2,073,960
                                                                                                                  ---------
     35,500                                                                                                      36,572,845
     ------                                                                                                      ----------

              Public Facilities Revenue  (8.6%)
      1,000   Phoenix Industrial Development Authority, Arizona, Capital Mall
                 LLC Ser 2000 (Ambac)                                             5.375        09/15/22           1,079,480
     15,000   Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)           5.00        08/01/29          15,720,300
      3,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)         5.25        08/01/14           3,308,250
      1,200   Passaic County New Jersey Improvement Lease Preakness
                  Healthcare Center                                                5.00        05/01/35           1,267,260
      4,200   New York State Dormitory Authority, School Districts
                  2002 Ser E (MBIA)                                                5.50        10/01/17           4,698,834
      4,000   Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)
      -----      (Mandatory Tender 07/01/12)                                       5.00        07/01/36           4,344,160
                                                                                                                  ---------
     28,400                                                                                                      30,418,284
     ------                                                                                                      ----------

              Recreational Facilities Revenue (3.2%)
              Metropolitan Pier & Exposition Authority, Illinois,
      3,000       McCormick Place Refg Ser 2002 B (MBIA)                           0.00##      06/15/18           2,336,760
      5,000       McCormick Place Ser 2002 A (MBIA)                                5.25        06/15/42           5,311,900
      2,400   Marion County Convention & Recreational Facilities Authority,
                  Indiana, Refg Ser 2003 A (Ambac)                                 5.00        06/01/19           2,536,008
      1,000   Casino Reinvestment Development Authority, New Jersey,
      -----       Ser 2004 (Ambac)                                                 5.25        01/01/22           1,094,910
                                                                                                                  ---------
     11,400                                                                                                      11,279,578
     ------                                                                                                      ----------

              Tax Allocation Revenue  (1.8%)
      6,000   Massachusetts School Building Authority, Dedicated Sales Tax
      -----       Revenue Ser 2005A (FSA) (WI)                                     5.00        08/15/19           6,484,440
                                                                                                                  ---------

              Transportation Facilities Revenue  (30.9%)
      1,000   Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport
                  Ser 2002 B (AMT) (FGIC)                                          5.75        07/01/19           1,103,920
              California Infrastructure & Economic Development Bank,
      5,000       Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003         5.00        07/01/29           5,261,850
                     A (FGIC)
     10,000       Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003         5.00        07/01/33          10,503,100
                     A (Ambac)
      9,000   Long Beach, California, Harbor Refg Ser 1998 A (AMT) (FGIC)          6.00        05/15/18          10,430,280
      5,000   Atlanta, Georgia, Airport Ser C 2004  (FSA)                          5.00        01/01/33           5,251,250
      4,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)      5.50        01/01/15           4,535,920

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE                  VALUE
  ---------                                                                       ----         ----                  -----

      5,000   Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
                  Ser 2001 C (FGIC)                                                5.25        01/01/32           5,316,300
      3,000   St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA)          5.00        07/01/20           3,133,380
      7,000   Nevada Department of Business & Industry, Las Vegas Monorail
                  1st Tier Ser 2000 (Ambac)                                       5.375        01/01/40           7,421,260
      2,000   Delaware River Port Authority, Pennsylvania & New Jersey,
                  Ser 1995 (FGIC) **                                               5.50        01/01/26           2,061,660
      4,000   New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC)    5.25        06/15/20           4,399,360
              Metropolitan Transportation Authority, New York,
      3,000       Dedicated Tax  Fund Refg Ser 2002 A (FSA)                        5.25        11/15/24           3,267,510
     10,000       Transportation Refg Ser 2002 A (FGIC)                            5.00        11/15/25          10,591,000
      2,000   Port Authority of New York & New Jersey, Cons 135 Ser (MBIA)**       5.00        09/15/29           2,123,440
     10,000   Triborough Bridge & Tunnel Authority, New York,
                  Refg 2002 E (MBIA)                                               5.25        11/15/22          10,919,601
      9,000   Dallas-Fort Worth International Airport, Texas,
                  Ser 2003 A (AMT) (FSA)                                          5.375        11/01/22           9,635,400
      4,000   Texas Turnpike Authority, Central Texas First Tier
                  Ser 2002 A (Ambac)                                               5.50        08/15/39           4,411,560
      3,000   Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC)      5.25        07/15/22           3,412,740
      5,000   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)                5.625        02/01/24           5,382,900
      -----                                                                                                       ---------
    101,000                                                                                                     109,162,431
    -------                                                                                                     -----------

              Water & Sewer Revenue  (26.9%)
      5,000   Los Angeles Department of Water & Power, California, Water
                  2004 Ser C (MBIA)                                                5.00        07/01/24           5,289,200
      4,000   Oxnard Financing Authority, California, Water Ser 2004 (XLCA)        5.00        06/01/28           4,163,560
              San Diego County Water Authority, California,
      5,000       Ser 2002 A COPs (MBIA)                                           5.00        05/01/27           5,223,400
      5,000       Ser 2004 A COPs (FSA)                                            5.00        05/01/29           5,298,650
      1,500   JEA, Florida, Water & Sewer Second Crossover Ser (MBIA)              5.00        10/01/25           1,591,065
      5,000   Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC)                5.00        10/01/28           5,197,300
      5,000   Atlanta, Georgia, Water & Wastewater, Ser 2004 (FSA)                 5.00        11/01/23           5,309,750
      2,000   Augusta, Georgia, Water & Sewer Ser 2004 A (FSA)                     5.25        10/01/39           2,152,540
              Detroit, Michigan,
      3,000       Sewage Refg Ser 2003 A (FSA)                                     5.00        07/01/26           3,155,070
      8,000       Sewage Refg Ser 2003 A (FSA)                                     5.00        07/01/28           8,391,520
      3,000       Sewage Disposal Ser 2001 A (FGIC)                               5.125        07/01/31           3,151,440
      5,080   Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A (FGIC)      5.25        06/01/19           5,565,343
      1,090   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)             5.00        01/01/23           1,135,835
      5,000   Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac)      5.25        12/15/14           5,582,700
     15,000   Houston, Texas, Combined Utility Refg 2004 Ser A(FGIC)               5.25        05/15/23          16,233,149
      5,000   King County, Washington, Sewer Refg 2001(FGIC)                       5.00        01/01/31           5,181,650
              Seattle, Washington,
      2,890       Water Refg 2003 (MBIA)                                           5.00        09/01/20           3,077,243
      2,870       Water Refg 2003 (MBIA)                                           5.00        09/01/23           3,025,985
      2,900   West Virginia Water Development Authority, Refg Ser B (Ambac)        5.25        11/01/23           3,184,403
      3,000   Central Brown County Water Authority, Wisconsin, Water System
      -----       Revenue Ser 2005 (Ambac)                                         5.00        12/01/35           3,162,090
                                                                                                                  ---------
     89,330                                                                                                      95,071,893
     ------                                                                                                      ----------

              Other Revenue  (3.3%)
      3,000   California, Economic Recovery Ser 2004 A (MBIA)                      5.00        07/01/15           3,271,350
              New York City Transitional Finance Authority, New York,
      2,000       2000 Ser C (Ambac)                                               5.25        08/01/21           2,180,760
      2,500       2000 Ser C (Ambac)                                               5.25        08/01/22           2,725,950
      3,000   Alexandria Industrial Development Authority, Virginia,
      -----       Institute for Defense Analysis Ser 2000 A (Ambac)                5.90        10/01/30           3,362,850
                                                                                                                  ---------
     10,500                                                                                                      11,540,910
     ------                                                                                                      ----------

              Refunded  (7.1%)
      3,275   Massachusetts Municipal Wholesale Electric Company,
                  1993 Ser A (Ambac) (ETM)                                         5.00        07/01/10           3,480,637
      5,000   Allegheny County Hospital Development Authority, Pennsylvania,
                  Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM)                  5.625        08/15/18           5,207,850

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE                  VALUE
  ---------                                                                       ----         ----                  -----

      5,000   Allegheny County Sanitary Authority, Pennsylvania, Sewer
                  Ser 2000 (MBIA)                                                  5.50        12/01/10+          5,546,350
     10,000   Rhode Island Depositors Economic Protection Corporation,
     ------       Refg 1992 Ser B (MBIA) (ETM)                                     6.00        08/01/17          10,892,200
                                                                                                                 ----------
     23,275                                                                                                      25,127,037
     ------                                                                                                      ----------

    468,350   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $472,910,883)                                              500,908,211
    -------                                                                                                     -----------

              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (4.2%)
      4,700   Idaho Health Facilities Authority, St Luke's Regional Medical
                  Center Ser 2005 (FSA) (Demand 08/01/05)                          2.24*       07/01/35           4,700,000
      2,800   New York City Municipal  Water Finance  Authority, 2000 Ser
                  C (Demand 08/01/05)                                              2.23*       06/15/33           2,800,000
              Harris County Health Facilities Development Corporation, Texas,
      5,400       Methodist Hospital Ser 2005 B (Demand 08/01/05)                  2.33*       12/01/32           5,400,000
      2,000       St Luke's Episcopal Hospital Ser 2001 B (Demand 08/01/05)        2.33*       02/15/31           2,000,000
      -----                                                                                                       ---------

     14,900   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $14,900,000)                               14,900,000
     ------                                                                                                      ----------

               TOTAL INVESTMENTS (Cost $487,810,883)(a)(b)                                         146.0%       515,808,211

               LIABILITIES IN EXCESS OF OTHER ASSETS                                                (2.1)        (7,245,577)

               PREFERRED SHARES OF BENEFICIAL INTEREST                                             (43.9)      (155,174,268)
                                                                                                  ------       ------------

               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                        100.0%      $353,388,366
                                                                                                  ======       ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT    Alternative Minimum Tax.

COPs   Certificates of Participation.

ETM    Escrowed to maturity.

RITES  Residual Interest Tax-Exempt Securities (Illiquid securities).

WI     Security purchased on a when-issued basis.

+      Prerefunded to call date shown.

++     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $360,000.

[+/+]  Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,217,055 which represents 2.0% of net assets applicable to common shareholders.

#      Currently a zero coupon security; will convert to 5.125% on December 1,
       2008.

##     Currently a zero coupon security; will convert to 5.30% on June 15, 2012.

*      Current coupon of variable rate demand obligation.

**     Joint exemption in locations shown.

(a)    Securities have been designated as collateral in an amount equal to
       $78,242,343 in connection with open futures contracts and the purchase of when-issued securities.

(b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $28,044,614 and the aggregate gross unrealized depreciation is $47,286, resulting in net unrealized appreciation
       $27,997,328.

Bond Insurance:
---------------
   Ambac    Ambac Assurance Corporation.
    FGIC    Financial Guaranty Insurance Company.
    FSA     Financial Security Assurance Inc.
    MBIA    Municipal Bond Investors Assurance Corporation.
    XLCA    XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2005:

                                                     DESCRIPTION,
NUMBER OF                                           DELIVERY MONTH                    UNDERLYING FACE              UNREALIZED
CONTRACTS              LONG/SHORT                      AND YEAR                       AMOUNT AT VALUE             APPRECIATION
-----------------    ----------------    --------------------------------------     ---------------------     ----------------------

      450                 Short                U.S. Treasury Notes 5 Yr
                                                    September /2005                    $(48,241,409)                $719,465

      150                 Short                U.S. Treasury Notes 10 Yr                (16,647,657)                 222,243
                                                    September /2005                                           ----------------------

                                         Total unrealized appreciation ............................                 $941,708
                                                                                                              ======================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Arizona                                                                     2.0%
California                                                                 14.4
Colorado                                                                    1.5
District of Columbia                                                        2.9
Florida                                                                     5.0
Georgia                                                                     2.5
Hawaii                                                                      1.1
Idaho                                                                       0.9
Illinois                                                                    6.6
Indiana                                                                     3.2
Louisiana                                                                   0.9
Massachusetts                                                               3.4
Michigan                                                                    2.9
Minnesota                                                                   1.2
Missouri                                                                    1.0
Nebraska                                                                    1.0
Nevada                                                                      2.5
New Hampshire                                                               0.8
New Jersey                                                                  3.4
New York                                                                    8.8
North Carolina                                                              1.9
Ohio                                                                        0.2
Pennsylvania                                                                4.8
Puerto Rico                                                                 0.8
Rhode Island                                                                2.1
South Carolina                                                              2.4
Texas                                                                      14.8
Utah                                                                        1.0
Virginia                                                                    1.3
Washington                                                                  4.3
West Virginia                                                               0.6
Wisconsin                                                                   0.6
Joint exemptions*                                                          (0.8)
                                                                          -----
Total+                                                                    100.0%
                                                                          =====
---------------
*    Joint exemptions have been included in each geographic location.

+    Does not include open short futures contracts with an underlying face amount of $64,889,066 with unrealized appreciation of $941,708.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

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